Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income	$ 498,735	$ 323,172	$ 295,775
Other comprehensive income, net of tax
Foreign currency translation adjustment	936	6,272	12,298
Unrealized gain (loss) on cash flow hedging instruments	70	880	(1,461)
Reclassification of loss (gain) on cash flow hedging instruments into earnings	219	(418)	(352)
Other comprehensive income	1,225	6,734	10,485
Comprehensive income	499,960	329,906	306,260
Less: comprehensive income attributable to non-controlling interest	80,324	56,144	53,392
Comprehensive income attributable to Watsco, Inc.	$ 419,636	$ 273,762	$ 252,868